SCHEDULE OF GEOGRAPHIC REVENUE INFORMATION (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Feb. 28, 2025	Feb. 29, 2024
Disaggregation of Revenue [Line Items]
Revenue	$ 9,728	$ 8,194	$ 17,517	$ 16,752
SINGAPORE
Disaggregation of Revenue [Line Items]
Revenue	$ 9,728	$ 8,194	$ 17,517	$ 16,752